SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENT

21.	SUBSEQUENT EVENT

August 7, 2024 the terms of the remaining outstanding warrants from the October 2023 issuance of 6,400,000 and the remaining outstanding warrants from the April issuance of 13,513,514 were all amended such that they will be moved to equity presentation from the current liability presentation. The amendment updated the terms such that they are all now fixed-for-fixed.